Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 29, 2025	Mar. 25, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance		257,000
Exercised	(20,000)	(225,000)
Forfeited	12,000	0
Outstanding Ending balance	0	32,000
Outstanding Beginning balance		$ 1.09
Exercised	$ 0.78	1.1
Forfeited	1.43	0
Outstanding Ending balance	$ 0	$ 1.02